CONDENSED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY (Parenthetical) - shares	3 Months Ended	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2019
IPO [Member]
Partners' Capital Account, Units, Sale of Units	69,000,000	69,000,000
Private Placement [Member]
Partners' Capital Account, Units, Sale of Units	15,800,000	15,800,000